Schedule of Investments (unaudited)	iShares® MSCI Sweden ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Automobiles — 0.8%
Volvo Car AB(a)	559,304	$4,613,165

Banks — 14.4%
Nordea Bank Abp	3,324,148	33,836,138
Skandinaviska Enskilda Banken AB, Class A	1,634,947	18,082,530
Svenska Handelsbanken AB, Class A	1,465,244	14,439,878
Swedbank AB, Class A	909,740	13,735,058
		80,093,604
Biotechnology — 0.6%
Swedish Orphan Biovitrum AB(a)	169,684	3,547,988

Building Products — 6.8%
Assa Abloy AB, Class B	1,006,875	24,820,551
Nibe Industrier AB, Class B	1,522,417	13,290,278
		38,110,829
Capital Markets — 1.6%
EQT AB	297,235	8,723,955

Commercial Services & Supplies — 0.6%
Securitas AB, Class B	314,555	3,358,442

Communications Equipment — 4.3%
Telefonaktiebolaget LM Ericsson, Class B	2,932,106	23,810,557

Construction & Engineering — 1.1%
Skanska AB, Class B	341,759	5,902,863

Diversified Financial Services — 10.9%
Industrivarden AB, Class A	130,993	3,397,845
Industrivarden AB, Class C	154,697	4,014,513
Investor AB, Class A	500,983	10,457,716
Investor AB, Class B	1,830,257	34,330,171
Kinnevik AB, Class B(a)	243,259	4,860,870
L E Lundbergforetagen AB, Class B	76,347	3,760,830
		60,821,945
Diversified Telecommunication Services — 2.0%
Telia Co. AB	2,670,401	10,949,874

Electronic Equipment, Instruments & Components — 4.3%
Hexagon AB, Class B	1,955,310	23,857,279

Entertainment — 1.0%
Embracer Group AB(a)(b)	641,716	5,838,395

Health Care Equipment & Supplies — 1.2%
Getinge AB, Class B	229,781	6,668,516

Hotels, Restaurants & Leisure — 3.5%
Evolution AB(c)	183,679	19,253,245

Household Durables — 0.6%
Electrolux AB, Class B	226,576	3,522,963

Household Products — 2.9%
Essity AB, Class B	611,782	16,069,346

Industrial Conglomerates — 1.5%
Investment AB Latour, Class B	148,729	3,653,598
Lifco AB, Class B	234,175	4,826,825
		8,480,423
Machinery — 25.5%
Alfa Laval AB	294,960	7,976,810
Security	Shares	Value
Machinery (continued)
Atlas Copco AB	2,698,328	$30,282,347
Atlas Copco AB	1,568,004	15,182,784
Epiroc AB, Class A	662,022	12,837,227
Epiroc AB, Class B	391,754	6,589,846
Husqvarna AB, Class B	420,826	3,797,696
Indutrade AB	274,388	6,192,446
Sandvik AB	1,071,097	22,017,199
SKF AB, Class B	385,103	6,821,374
Volvo AB, Class A	201,159	3,686,730
Volvo AB, Class B	1,515,933	26,587,834
		141,972,293
Metals & Mining — 2.1%
Boliden AB	274,760	11,562,363

Oil, Gas & Consumable Fuels — 1.7%
Lundin Energy AB	201,061	9,648,126

Paper & Forest Products — 2.8%
Holmen AB, Class B	94,241	4,836,559
Svenska Cellulosa AB SCA, Class B	608,639	11,047,425
		15,883,984
Real Estate Management & Development — 1.8%
Fastighets AB Balder(a)	633,134	4,581,279
Sagax AB, Class B	191,203	5,216,114
		9,797,393
Software — 0.5%
Sinch AB(a)(b)(c)	560,255	2,712,490

Specialty Retail — 1.8%
H & M Hennes & Mauritz AB, Class B	733,671	10,126,803

Tobacco — 2.9%
Swedish Match AB	1,587,216	16,404,826

Wireless Telecommunication Services — 1.2%
Tele2 AB, Class B	569,338	6,962,851

Total Common Stocks — 98.4%
(Cost: $666,351,191)	.	548,694,518

Short-Term Securities

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(d)(e)(f)	8,053,654	8,053,654
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(d)(e)	6,060,000	6,060,000
		14,113,654
Total Short-Term Securities — 2.5%
(Cost: $14,113,484)		14,113,654
Total Investments in Securities — 100.9%
(Cost: $680,464,675)		562,808,172
Liabilities in Excess of Other Assets — (0.9)%		(4,989,673)
Net Assets — 100.0%		$557,818,499

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Sweden ETF
May 31, 2022

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$8,054,697	(a)	$—	$(1,213)	$170	$8,053,654	8,053,654	$7,310	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	260,000	5,800,000	(a)	—	—	—	6,060,000	6,060,000	8,760		—
					$(1,213)	$170	$14,113,654		$16,070		$—
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMXS30 Index	239	06/17/22	$5,009	$25,866

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	612,878	USD	654,928	SCB	06/17/22	$3,495
USD	3,474,762	EUR	3,149,499	SCB	06/17/22	91,216
USD	1,385,526	SEK	13,104,711	SCB	06/17/22	43,064
						137,775
EUR	1,231,014	USD	1,341,380	SCB	06/17/22	(18,886)
SEK	32,845,216	USD	3,466,504	SCB	06/17/22	(101,802)
USD	736,395	SEK	7,221,352	SCB	06/17/22	(3,369)
						(124,057)
	Net unrealized appreciation					$13,718

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® MSCI Sweden ETF
May 31, 2022

Fair Value Measurements (continued)

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,161,153	$540,533,365	$—	$548,694,518
Money Market Funds	14,113,654	—	—	14,113,654
	$22,274,807	$540,533,365	$—	$562,808,172

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$25,866	$—	$25,866
Forward Foreign Currency Exchange Contracts	—	137,775	—	137,775
Liabilities
Forward Foreign Currency Exchange Contracts	—	(124,057)	—	(124,057)
	$—	$39,584	$—	$39,584

(a)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Counterparty Abbreviations

SCB	Standard Chartered Bank

Currency Abbreviations

EUR	Euro
SEK	Swedish Krona
USD	United States Dollar

3